Financial risk management - Foreign currency sensitivity analysis (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Apr. 03, 2024 $ / shares	Dec. 31, 2023 MXN ($) $ / $	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2022 MXN ($) $ / $	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2021 MXN ($) $ / $
Carrying values of monetary assets and liabilities denominated in foreign currencies
Liabilities denominated in foreign currencies	$ (910,165)					$ (15,399,093)		$ (14,515,358)		$ (11,650,909)
Assets per segment	1,491,671					$ 25,237,595		$ 23,069,978		$ 22,889,141
Transactions in U.S. dollars
Revenues	$ 854,488	$ 14,457,080	$ 11,934,768	$ 8,720,010
Currency risk
Financial risk management
Unfavorable change in exchange rate of peso against U.S. dollar (as a percent)	10.00%					10.00%	10.00%	10.00%	10.00%	10.00%
Liability positions net in foreign currencies	$ 16,033						$ (903)		$ 17,459
Estimated exchange rate (gain) loss from unfavorable change in exchange rate						$ (27,076)		$ 1,758		$ (35,734)
Transactions in U.S. dollars
Revenues		9,745	6,967	3,381
Technical assistance		4,010	3,766	3,766
Insurance		118	1,150	1,392
Purchase of machinery and maintenance						22,717		18,890		5,071
Software						2,181		$ 909		$ 251
Professional services, fees and subscriptions		4,353	3,991	1,531
Construction of industrial warehouse			50,767
Other		$ 61,636	$ 11,981	$ 15,554
Currency risk | U.S. Dollar
Carrying values of monetary assets and liabilities denominated in foreign currencies
Liabilities denominated in foreign currencies	(3,832)					$ (4,784)	(6,472)
Assets per segment	$ 19,835						$ 5,569		$ 22,243
Interbank exchange rate
Exchange rate	16.9190				16.5673	16.9190	19.4715	19.4715	20.4672	20.4672